LOANS AND DEBENTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Q 22022 Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	May 2026
Financial debt interest rate	6.25%
Financial debt face amount	$ 1,153	$ 3,882
Q 32022 Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	August 2026
Financial debt interest rate	6.25%
Financial debt face amount	$ 2,088	4,709
Q 22023 Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	June 2026
Financial debt interest rate	7.50%
Financial debt face amount		1,320
Q 12024 Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	February 2026
Financial debt interest rate	7.50%
Financial debt face amount	$ 446	3,000
Q 32024 Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	July 2027
Financial debt interest rate	8.00%
Financial debt face amount	$ 2,730	4,178
Bank Atlantida Q 22022 Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	March 2027
Financial debt interest rate	6.50%
Financial debt face amount	$ 3,125	5,625
Bank A B C Brasil Q 42022 Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	January 2026
Financial debt interest rate	5.38%
Financial debt face amount	$ 2,194	10,968
Bank Santander Mexico Q 32024 Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	July 2027
Financial debt interest rate	3.80%
Financial debt face amount	$ 22,083	35,333
Bank Santander Brazil Q 32023 Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	November 2028
Financial debt interest rate	9.51%
Financial debt face amount	$ 78,047	104,073
Bank Safra Q 32024 Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	August 2026
Financial debt interest rate	7.10%
Financial debt face amount	$ 20,529	20,513
Bank Brasil Q 12024 Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	December 2028
Financial debt interest rate	6.50%
Financial debt face amount	$ 10,000	10,003
Bank Bradesco Q 12022 Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	February 2025
Financial debt interest rate	2.342%
Financial debt face amount		2,453
Q 42024 Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	December 2028
Financial debt interest rate	6.50%
Financial debt face amount	$ 43,033	43,000
B T G Pactual [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	November 2027
Financial debt interest rate	6.70%
Financial debt face amount	$ 20,116	20,116
Debentures [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	October 2030
Financial debt interest rate	1.60%
Financial debt face amount	$ 186,433	162,515
Goldlinkedloan [Member]
IfrsStatementLineItems [Line Items]
Debt maturity date	December 2029
Financial debt interest rate	8.50%
Financial debt face amount	$ 13,291	11,416
Nemesia Sarl [Member]
IfrsStatementLineItems [Line Items]
Financial debt interest rate	7.00%
Financial debt face amount	$ 5,900
Total [Member]
IfrsStatementLineItems [Line Items]
Financial debt face amount	411,168	443,104
Current Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Financial debt face amount	99,548	82,007
Non Current Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Financial debt face amount	$ 311,620	$ 361,097